UNAUDITED CONDENSED STATEMENTS OF LOSS (unaudited) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 2,071,796	$ 215,159	$ 2,652,960
Loss from operations	(2,071,796)	(215,159)	(2,652,960)
Other income (expense)
Interest Income	5,189	12,473	19,307
Unrealized gain on change in fair value of warrants	(5,638,820)	5,268,200	(2,028,570)
Total other income	(5,633,631)	4,307,583	(2,009,263)
Net income	$ (7,705,427)	$ 4,092,424	$ (4,662,223)
Basic and diluted weighted average shares outstanding, common stock subject to redemption	9,822,956	3,399,685	9,673,135
Basic and diluted net income per share	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, common stock	5,097,044	4,646,706	5,246,865
Basic and diluted net loss per share	$ (1.51)		$ (0.89)
Warrant issuance costs		$ (973,090)
Basic and diluted net income per share		$ 0.88